Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 685,714	$ 98,457	¥ 545,048	¥ 754,302